29. Operating costs and expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of services	R$ (9,086,456)	R$ (8,778,963)	R$ (9,013,120)
Selling expenses	(693,480)	(686,012)	(639,559)
Bad debt expense, net of recoveries	(166,727)	(82,681)	(90,488)
Administrative expenses	(996,877)	(1,098,990)	(934,896)
Total	(10,943,540)	(10,646,646)	(10,678,063)
Salaries, payroll charges and benefits
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of services	(1,959,539)	(1,841,571)	(1,718,199)
Selling expenses	(289,378)	(305,440)	(271,690)
Administrative expenses	(254,284)	(229,752)	(194,357)
Total	(2,503,201)	(2,376,763)	(2,184,246)
Pension obligations
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of services	(25,066)	(48,381)	131,469
Selling expenses	(3,602)	(7,296)	17,941
Administrative expenses	(141,758)	(171,830)	(136,358)
Total	(170,426)	(227,507)	13,052
Construction costs
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of services	(2,739,657)	(3,080,542)	(3,651,364)
Total	(2,739,657)	(3,080,542)	(3,651,364)
General supplies
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of services	(238,034)	(163,712)	(173,224)
Selling expenses	(6,391)	(4,451)	(3,585)
Administrative expenses	(4,881)	(5,675)	(2,585)
Total	(249,306)	(173,838)	(179,394)
Treatment supplies
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of services	(265,146)	(287,592)	(279,150)
Total	(265,146)	(287,592)	(279,150)
Outsourced services
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of services	(996,477)	(857,063)	(845,334)
Selling expenses	(273,470)	(258,287)	(278,565)
Administrative expenses	(204,728)	(183,746)	(154,926)
Total	(1,474,675)	(1,299,096)	(1,278,825)
Electricity
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of services	(956,840)	(794,352)	(932,435)
Selling expenses	(1,154)	(762)	(751)
Administrative expenses	(1,363)	(965)	(1,848)
Total	(959,357)	(796,079)	(935,034)
General expenses
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of services	(629,253)	(531,985)	(471,965)
Selling expenses	(102,213)	(94,112)	(93,180)
Administrative expenses	(232,288)	(302,113)	(289,862)
Total	(963,754)	(928,210)	(855,007)
Depreciation and amortization
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of services	(1,276,444)	(1,173,765)	(1,072,918)
Selling expenses	(17,272)	(15,664)	(9,729)
Administrative expenses	(98,825)	(112,468)	(63,979)
Total	(1,392,541)	(1,301,897)	(1,146,626)
Tax expenses
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Administrative expenses	(58,750)	(92,441)	(90,981)
Total	(58,750)	(92,441)	(90,981)
Bad debt expense, net of recoveries
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Selling expenses	(166,727)	(82,681)	(90,488)
Total	R$ (166,727)	R$ (82,681)	R$ (90,488)